Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting

NOTE 14 – SEGMENT REPORTING

Operating segments are the components for which separate and discrete financial information is available and used by management in making decisions on allocation resources and assessing performance. Subsequent to the Merger on June 3, 2013 as described in Note 1, the Company has two operating segments, namely, a web and network security technology segment and an organic fertilizer segment. The Company’s operating segments are each reportable segments because their activities are not economically similar. The following table summarizes financial information about the Company’s business segments for the years ended December 31, 2013, 2012 and 2011:

	For the Years Ended December 31,
	2013	2012	2011
		(in thousands)
		(restated)	(restated)
Revenue:
Web and network security technology	$—	$—	$—
Organic fertilizer	744	—	—

Total revenue	$744	$—	$—

Net (loss) income:
Web and network security technology	$(5,590)	$50,985	$24,098
Organic fertilizer	(482)	—	—

Total net (loss) income	$(6,072)	$50,985	$24,098

Interest income:
Web and network security technology	$153	$164	$3,124
Organic fertilizer	—	—	—

Total interest income	$153	$164	$3,124

Total assets:
Web and network security technology	$27,011	$104,332	$27,810
Organic fertilizer	936	—	—

Total assets	$27,947	$104,332	$27,810

Depreciation and amortization:
Web and network security technology	$123	$—	$—
Organic fertilizer	118	—	—

Total depreciation and amortization	$241	$—	$—

Capital expenditures:
Web and network security technology	$65	$—	$—
Organic fertilizer	81	—	—

Total capital expenditures	$146	$—	$—

Goodwill:
Web and network security technology	$—	$—	$—
Organic fertilizer	306	—	—

Total goodwill	$306	$—	$—

During the year ended December 31, 2013, the three largest customers of the Company’s organic fertilizer segment accounted for approximately 14%, 19% and 35% of the Company’s revenues respectively. As of December 31, 2013, two customers of the organic fertilizer segment accounted for 16% and 37% of the Company’s accounts receivable balance, respectively.